Quarterly Holdings Report
for
Fidelity® Short-Term Treasury Bond Index Fund
May 31, 2025
STD-NPRT1-0725
1.832122.119
Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $5,109,762)	4.32	5,108,740	5,109,762

U.S. Treasury Obligations - 99.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	4.81	11,019,600	11,574,024
US Treasury Bonds 6.375% 8/15/2027	4.07	12,888,100	13,563,718
US Treasury Bonds 6.5% 11/15/2026	3.75	4,120,400	4,283,767
US Treasury Notes 0.375% 7/31/2027	2.72 to 4.24	66,256,400	61,455,399
US Treasury Notes 0.375% 9/30/2027	4.02 to 4.25	35,693,800	32,937,291
US Treasury Notes 0.5% 10/31/2027	3.82 to 4.35	36,508,300	33,686,037
US Treasury Notes 0.5% 4/30/2027	4.67	15,906,500	14,914,208
US Treasury Notes 0.5% 5/31/2027	3.63 to 4.07	36,843,700	34,447,420
US Treasury Notes 0.5% 6/30/2027	2.74 to 4.11	40,772,400	38,031,412
US Treasury Notes 0.5% 8/31/2027	4.09	4,444,200	4,123,037
US Treasury Notes 0.625% 11/30/2027	3.82	16,385,600	15,130,437
US Treasury Notes 0.625% 12/31/2027	4.03	60,272,300	55,495,250
US Treasury Notes 0.625% 3/31/2027	3.97 to 4.43	41,107,800	38,736,073
US Treasury Notes 0.625% 7/31/2026	0.70 to 4.83	109,967,700	105,654,905
US Treasury Notes 0.75% 1/31/2028	3.62 to 4.19	67,075,700	61,814,450
US Treasury Notes 0.75% 8/31/2026	3.96 to 4.52	31,195,000	29,945,982
US Treasury Notes 0.875% 6/30/2026	0.90 to 4.83	30,584,600	29,542,812
US Treasury Notes 0.875% 9/30/2026	4.47 to 4.77	28,411,300	27,255,981
US Treasury Notes 1% 7/31/2028	4.19	50,833,800	46,516,898
US Treasury Notes 1.125% 10/31/2026	1.17	37,562,400	36,073,109
US Treasury Notes 1.125% 2/29/2028	3.58 to 4.19	31,961,700	29,695,665
US Treasury Notes 1.25% 11/30/2026	1.15	32,148,400	30,873,766
US Treasury Notes 1.25% 12/31/2026	1.25 to 4.40	82,407,300	78,982,247
US Treasury Notes 1.25% 3/31/2028	3.83	2,347,600	2,184,093
US Treasury Notes 1.25% 4/30/2028	3.55	37,754,000	35,055,179
US Treasury Notes 1.25% 5/31/2028	3.94 to 4.15	72,441,700	67,118,933
US Treasury Notes 1.25% 6/30/2028	4.17	1,197,800	1,107,450
US Treasury Notes 1.25% 9/30/2028	4.66	66,740,300	61,283,759
US Treasury Notes 1.5% 1/31/2027	1.62	10,888,300	10,457,872
US Treasury Notes 1.5% 8/15/2026	4.71	6,707,600	6,505,848
US Treasury Notes 1.625% 10/31/2026	1.13 to 4.52	47,288,400	45,751,527
US Treasury Notes 1.875% 2/28/2027	1.72	22,422,400	21,641,995
US Treasury Notes 1.875% 2/28/2029	4.28	85,809,000	79,799,018
US Treasury Notes 1.875% 7/31/2026	3.53 to 3.83	8,528,200	8,314,329
US Treasury Notes 2.25% 11/15/2027	4.12	23,284,800	22,401,615
US Treasury Notes 2.25% 2/15/2027	4.63	7,761,600	7,544,215
US Treasury Notes 2.25% 8/15/2027	3.69 to 3.83	14,277,500	13,786,153
US Treasury Notes 2.375% 3/31/2029	4.23	39,814,200	37,649,303
US Treasury Notes 2.375% 5/15/2027	4.56	16,912,700	16,425,799
US Treasury Notes 2.375% 5/15/2029	4.52	11,834,100	11,172,592
US Treasury Notes 2.5% 3/31/2027	2.43 to 2.86	20,362,300	19,851,652
US Treasury Notes 2.625% 5/31/2027	2.82	45,276,100	44,161,883
US Treasury Notes 2.75% 2/15/2028	4.21	11,211,200	10,888,878
US Treasury Notes 2.75% 4/30/2027	4.41 to 4.46	14,756,600	14,440,140
US Treasury Notes 2.75% 5/31/2029	4.52	37,658,200	36,044,487
US Treasury Notes 2.75% 7/31/2027	2.71	13,415,100	13,099,111
US Treasury Notes 2.875% 4/30/2029	4.75	31,332,100	30,159,594
US Treasury Notes 3.125% 8/31/2027	4.07	6,174,800	6,074,460
US Treasury Notes 3.25% 6/30/2027	3.04	8,671,900	8,563,163
US Treasury Notes 3.375% 9/15/2027	3.56	12,500,000	12,363,281
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.19	56,870,600	56,341,881
US Treasury Notes 3.5% 1/31/2030	3.90	7,450,000	7,305,365
US Treasury Notes 3.5% 4/30/2028	4.47	1,533,200	1,517,801
US Treasury Notes 3.5% 4/30/2030	3.73	30,400,000	29,756,375
US Treasury Notes 3.5% 9/30/2026	3.65 to 3.99	58,950,000	58,535,508
US Treasury Notes 3.5% 9/30/2029	3.56	39,300,000	38,624,531
US Treasury Notes 3.625% 8/31/2029	3.71	66,500,700	65,700,613
US Treasury Notes 3.75% 12/31/2028	3.85 to 3.91	11,538,500	11,482,160
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.87	40,050,000	39,921,715
US Treasury Notes 3.75% 4/30/2027	3.59 to 3.81	29,300,000	29,209,582
US Treasury Notes 3.75% 5/15/2028	3.85	3,850,000	3,838,573
US Treasury Notes 3.75% 5/31/2030	3.98	29,150,000	28,845,975
US Treasury Notes 3.75% 8/15/2027	3.76 to 4.12	22,257,500	22,187,945
US Treasury Notes 3.75% 8/31/2026	3.93	47,900	47,705
US Treasury Notes 3.875% 10/15/2027	3.81	24,100,000	24,093,410
US Treasury Notes 3.875% 11/30/2027	3.61 to 4.03	53,516,800	53,512,619
US Treasury Notes 3.875% 11/30/2029	4.10	9,850,000	9,819,219
US Treasury Notes 3.875% 3/15/2028	3.88	25,450,000	25,463,918
US Treasury Notes 3.875% 3/31/2027	3.89	21,400,000	21,375,758
US Treasury Notes 3.875% 4/30/2030	3.72 to 3.92	22,350,000	22,260,949
US Treasury Notes 3.875% 5/31/2027	3.89	5,300,000	5,294,824
US Treasury Notes 4% 1/15/2027	4.18	13,200,000	13,201,547
US Treasury Notes 4% 12/15/2027	4.05	15,000,000	15,048,908
US Treasury Notes 4% 2/28/2030	4.00	66,300,000	66,442,442
US Treasury Notes 4% 2/29/2028	4.04	3,401,700	3,412,862
US Treasury Notes 4% 3/31/2030	3.95	42,200,000	42,272,531
US Treasury Notes 4% 5/31/2030	3.95	45,250,000	45,338,379
US Treasury Notes 4% 7/31/2029	3.64 to 4.10	63,137,200	63,303,838
US Treasury Notes 4.125% 1/31/2027	4.20	29,150,000	29,216,043
US Treasury Notes 4.125% 10/31/2026	4.16 to 4.20	30,650,000	30,685,918
US Treasury Notes 4.125% 10/31/2027	4.24	6,947,100	6,984,821
US Treasury Notes 4.125% 10/31/2029	4.15	40,600,000	40,893,398
US Treasury Notes 4.125% 11/15/2027	4.02	20,350,000	20,462,879
US Treasury Notes 4.125% 11/30/2029	4.08	44,500,000	44,835,488
US Treasury Notes 4.125% 2/28/2027	3.99	18,150,000	18,200,338
US Treasury Notes 4.125% 3/31/2029	4.21	1,676,900	1,689,477
US Treasury Notes 4.125% 6/15/2026	4.05 to 4.50	21,180,800	21,176,663
US Treasury Notes 4.125% 7/31/2028	3.94	12,350,000	12,442,143
US Treasury Notes 4.125% 9/30/2027	3.44	1,629,000	1,637,972
US Treasury Notes 4.25% 1/15/2028	4.24	12,500,000	12,614,258
US Treasury Notes 4.25% 1/31/2030	4.33	39,300,000	39,785,109
US Treasury Notes 4.25% 11/30/2026	4.15	31,930,000	32,038,512
US Treasury Notes 4.25% 2/15/2028	3.96	21,150,000	21,353,529
US Treasury Notes 4.25% 2/28/2029	4.12	9,100,000	9,206,996
US Treasury Notes 4.25% 3/15/2027	4.26	34,500,000	34,677,891
US Treasury Notes 4.25% 6/30/2029	4.35	50,738,000	51,359,809
US Treasury Notes 4.375% 11/30/2028	4.29	91,606,200	93,019,656
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.19	17,696,100	17,791,493
US Treasury Notes 4.375% 12/31/2029	4.39	36,350,000	36,986,125
US Treasury Notes 4.375% 7/15/2027	4.07	7,857,400	7,931,352
US Treasury Notes 4.375% 7/31/2026	3.91	5,279,800	5,294,649
US Treasury Notes 4.375% 8/31/2028	4.25	90,073,100	91,410,123
US Treasury Notes 4.5% 5/31/2029	3.68 to 4.50	40,296,900	41,150,061
US Treasury Notes 4.625% 10/15/2026	4.90	15,283,700	15,401,313
US Treasury Notes 4.625% 11/15/2026	4.02	1,868,500	1,884,047
US Treasury Notes 4.625% 4/30/2029	4.09	3,600,000	3,691,266
US Treasury Notes 4.625% 6/15/2027	3.80	2,299,700	2,331,770
US Treasury Notes 4.625% 9/15/2026	4.06 to 4.90	60,895,100	61,316,132
US Treasury Notes 4.625% 9/30/2028	4.04	20,150,000	20,613,607
US Treasury Notes 4.875% 10/31/2028	4.83	38,559,600	39,757,056
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,149,006,943)			3,150,577,044

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $3,154,116,705)	3,155,686,806
NET OTHER ASSETS (LIABILITIES) - 0.8%	26,890,331
NET ASSETS - 100.0%	3,182,577,137

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	27,280,209	231,256,311	253,426,758	226,149	-	-	5,109,762	5,108,740	0.0%
Fidelity Securities Lending Cash Central Fund	-	53,672,944	53,672,944	4,462	-	-	-	-	0.0%
Total	27,280,209	284,929,255	307,099,702	230,611	-	-	5,109,762

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.